Event Subsequent to December 31, 2023 (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
	Jan. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)
Event Subsequent [Line Items]
Aggregate values		$ 335	₪ 1,229
Aggregate value, transferred		$ 2,348	₪ 8,602
Non-adjusting event after reporting period [member]
Event Subsequent [Line Items]
Aggregate gross proceeds	$ 7,275
Issued and outstanding share capital, percentage	13.37%
Investment amount	$ 15,000
Outstanding ordinary shares percentage		31.86%	31.86%
Series A Warrants [Member] | Non-adjusting event after reporting period [member]
Event Subsequent [Line Items]
Equity purchase agreement	$ 5,000